One Financial Plaza, Hartford, CT 06103  |  800.248.7971  |  Virtus.com

April 30, 2026

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:      Virtus Variable Insurance Trust

1933 Act/Rule 497(j)

File Nos. 033-05033 and 811-04642

Post-Effective Amendment No. 95

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on April 17, 2026, and effective on April 28, 2026.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

Vice President,

Chief Legal Officer,

Counsel and Secretary

cc:

Ralph Summa

Securities distributed by VP Distributors, LLC